SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2025
Segment Information
SEGMENT INFORMATION

4.	SEGMENT INFORMATION

Operating segments are identified on the basis of internal reports about components of the Group that are regularly reviewed by the Group’s management and the Company’s Board of Directors for the purpose of resource allocation and performance assessment.

Management assesses the performance of operating segments based on profit or loss before income tax in related periods. The manner of assessment is consistent with that applied in these financial statements.

After the disposal of PSTT in July 2023, the Group only operates in one operating segment: exploration and mining. Segment performance is evaluated based on reportable segment profit / (loss), which is a measure of adjusted profit / (loss) before tax from continuing operations. The segment analysis below is provided for the Group's continuing operations and does not include any amount from a discontinued operation, namely the wastewater treatment (see Note 3 for information on discontinued operations).

As of and for the year ended December 31, 2025, the segment results were as follows:

	CNY
	Exploration and mining	Corporate activities	Total
Depreciation and amortization	(4)	(1)	(5)
Interest income	—	1	1
Finance costs	(1)	(43)	(44)
Fair value gain on financial instruments, net	—	2,077	2,077
Loss before income tax	(413)	(818)	(1,231)
Loss for the year from continuing operations	(413)	(818)	(1,231)
Total assets	246,857	325	247,182
Total liabilities	5,957	154,897	160,854

	US$
	Exploration and mining	Corporate activities	Total
Depreciation and amortization	(1)	—	(1)
Interest income	—	—	—
Finance costs	—	(6)	(6)
Fair value gain on financial instruments, net	—	297	297
Loss before income tax	(59)	(117)	(176)
Loss for the year from continuing operations	(59)	(117)	(176)
Total assets	35,283	46	35,329
Total liabilities	851	22,141	22,992

As of and for the year ended December 31, 2024, the segment results were as follows:

	CNY
	Exploration and mining	Corporate activities	Total
Depreciation and amortization	(4)	—	(4)
Interest income	3	66	69
Finance costs	(1)	(27)	(28)
Fair value gain on financial instruments, net	—	3,996	3,996
Loss before income tax	(2,190)	(970)	(3,160)
Loss for the year from continuing operations	(2,190)	(970)	(3,160)
Total assets	259,091	1,798	260,889
Total liabilities	162,039	10,788	172,827

As of and for the year ended December 31, 2023, the segment results were as follows:

	CNY
	Exploration and mining	Corporate activities	Total
Depreciation and amortization	(4)	(692)	(696)
Interest income	1	4	5
Finance costs	(1)	(47)	(48)
Fair value gain on financial instruments, net	—	847	847
Profit/(loss) before income tax	1,263	(9,600)	(8,337)
Other income*	3,742 *	—	3,742
Profit/(loss)for the year from continuing operations	1,263	(9,600)	(8,337)
Total assets	252,133	1,674	253,807
Total liabilities	159,285	18,527	177,812

*	In 2023, the Company received RMB3,742 from government of Dengkou County, Inner Mongolia Autonomous Region as reimbursement payments for discontinuing the exploration and development activities in certain nature reserve areas. The amount is recognized in other income as the expenditure on the exploration and development have been fully expensed before 2023.

The reconciliation from loss for the year from continuing operations to net loss is as follows:

	2023	2024	2025	2025
	CNY	CNY	CNY	US$

Loss for the year from continuing operations	(8,337)	(3,160)	(1,231)	(176)
Loss for the year from discontinued operations	(4,106)	—	—	—
Net loss (including non-controlling interests)	(12,443)	(3,160)	(1,231)	(176)

Geographical information

(a)	Non-current assets

	December 31,
	2024	2025	2025
	CNY	CNY	US$

Mainland China	49	30	4
Hong Kong	256,484	245,400	35,075
Total	256,533	245,430	35,079

The non-current assets information above is based on the locations of the assets and excludes financial instruments an deferred tax assets.